UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

                 Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I
                 3100 Sanders Road
                 Northbrook, IL  60062-7154


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                  N/A

3. Investment Company Act File Number: 811-09327


          Securities  Act  File  Number:   333-77605, 333-64254, 333-102934,
          333-102292, 333-102293, 333-102295, 333-102294, 333-114560,
          333-114561, 333-114562, 333-121695, 333-121688, 333-121687,
          333-121697, 333-121698, 333-121699, 333-121692, 333-121691,
          333-121693, 333-121696


4(a). Last day of fiscal year for which this Form is filed:

                  December 31, 2006

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

                  N/A

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year
          pursuant to section 24(f):                                               $  1,009,765,052

     (ii) Aggregate price of securities redeemed or repurchased during
          the fiscal year:                                                         $ (1,770,285,217)

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                                              $ (1,712,461,299)

     (iv) Total available redemption credits
          [add  Items  5(ii) and  5(iii):                                         -$ (3,482,746,516)

     (v)  Net sales B if Item 5(i) is greater than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                                   $              0

     (vi) Redemption  credits  available for use in future years B if
          Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:                                                              $ (2,472,981,465)

     (vii)Multiplier for determining  registration fee
          (See  Instruction  C.9):                                                 x       0.0000307%

     (viii) Registration fee due [multiply Item 5(v) by item 5(vii)]
            (enter "0" if no fee is due):    =                                     $           0.00


6.   Prepaid Shares


     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that were available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due B if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                         +$0



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                         =$ 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                  [] Wire Transfer [] Mail or other means



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ MICHAEL J. VELOTTA
                         -------------------------------
                          Michael J. Velotta
                          Senior Vice President, Secretary and General Counsel


Date March 6, 2007
    ---------------------


*Please print the name and title of the signing officer below the signature.